Net finance costs (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Net finance costs
Interest payable on bank loans and overdrafts		£ (296)	£ (199)	£ (834)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	£ (9,550)	(10,420)	(18,625)	(18,355)
Interest payable on lease liabilities (Note 15)	(104)	(109)	(248)	(279)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities	(468)	(505)	(905)	(990)
Foreign exchange losses on retranslation of unhedged US dollar borrowings		(15,936)	(4,915)
Unwinding of discount relating to registrations	(4,530)	(4,132)	(9,450)	(8,777)
Interest on provisions		(106)		(214)
Hedge ineffectiveness on cash flow hedges		(10,976)	(2,209)	(291)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(41)			(1,731)
Total finance costs	(14,693)	(42,480)	(36,551)	(31,471)
Interest receivable on short-term bank deposits	302	696	1,076	1,756
Foreign exchange gains on retranslation of unhedged US dollar borrowings	177			748
Interest on provisions	195		86
Hedge ineffectiveness on cash flow hedges	95
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives		4,221	8
Total finance income	769	4,917	1,170	2,504
Net finance costs	£ (13,924)	£ (37,563)	£ (35,381)	£ (28,967)